Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows Provided From (Used By) Operating Activities
Net (loss) income	$ (866,728)	$ 262,752
Net (loss) from discontinued operations	(301,280)
Net (loss) income from continuing operations	(565,448)	262,752
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	738,056	697,017
Stock options issued for compensation	126,231
(Increase) decrease in assets:
Trade receivables, net	782,645	(3,555,934)
Inventories	203,687	(120,644)
Deferred tax asset	327,547	305,246
Other assets	44,961	324,906
Increase (decrease) in current liabilities:
Trade payables	3,157,082	(769,094)
Net cash provided by (used in) operating activities	4,814,761	(2,855,751)
Cash flows from investing activities
Purchase of property, plant and equipment	(127,266)	(32,063)
Cash (disposed) acquired in share exchange.	(3,312)	65,288
Investment in subsidiary		(110,392)
Development of intangible assets	(753,547)	(747,580)
Net cash (used in) investing activities	(884,125)	(824,747)
Cash flows from financing activities
Wholesale loan facility, net	1,238,847	3,906,061
Capital Reserve	(1,890,240)	2,360,184
Shareholder loans, net		(169,595)
Net cash (used in) provided by financing activities	(651,393)	6,096,650
Net cash provided by continuing operations	3,279,252	2,416,152
Cash flows from discontinued operations
Net cash (used in) operating activities from discontinued operations	(209,381)
Net cash provided by investing activities from discontinued operations	(2,595)
Net cash provided by financing activities from discontinued operations	150,000
Net cash (used in) discontinued operations	(61,976)
Effect of exchange rate changes on cash and cash equivalents	307,649	(827,350)
Net increase in cash and cash equivalents	3,524,916	1,588,802
Cash and cash equivalents at beginning of period - continuing operations	7,140,539	5,617,025
Cash and cash equivalents at beginning (end) of period - discontinued operations	65,288	(65,288)
Cash and cash equivalents at the end of the period	10,730,743	7,140,539
Cash paid during the period for:
Income tax payments
Interest payments	(1,695,288)	(1,905,471)
Assets acquired in merger transaction		323,425
Supplemental schedule of non-cash financing activities:
Issuance of stock options	115,492
Cancellation of shares to be issued and recorded as other liability	$ 560,735